Provisions - Fair value of plan asset and Plan asset allocation (Details) - Defined benefit plans - Plan Assets - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value of plan assets
Fair value of plan assets at beginning of year	$ 2,068	$ 2,196
Actual return on plan assets	308	347
Transfer of funds to defined contribution plan	(190)	(129)
Benefits paid		(346)
Fair value of plan assets at end of year	$ 2,186	$ 2,068
Equity instruments.
Plan assets
Plan assets as a percentage of total plan assets	36.00%	34.00%
Cash and debt instruments
Plan assets
Plan assets as a percentage of total plan assets	64.00%	66.00%